FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Pentwater Capital Management LP
Address:        227 West Monroe Street, Suite 4000
                Chicago, IL   60606

13F File Number: 28-12843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature, Place, and Date of Signing:

  "Neal Nenadovic  Chicago, IL  08/12/2008"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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Report Summary:

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                     49

Form 13F Information Table Values Total (thousands): 1,208,004


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
                                                 FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
ALLIANT TECHSYSTEMS INC        COM              018804104      508     5000 SH       SOLE                 5000      0    0
ALLIED WASTE INDUSTRIES INC    COM              019589308      298    23600 SH       SOLE                23600      0    0
AMERICREDIT CORP               NOTE             03060RAM3     5530  6000000 PRN      SOLE              6000000      0    0
ANHEUSER-BUSCH COS INC.        COM              035229103   122080  1965236 SH       SOLE              1965236      0    0
ANHEUSER-BUSCH COS INC.        COM              035229903    16151   260000 SH  CALL SOLE               260000      0    0
ANHEUSER-BUSCH COS INC.        COM              035229953   123060  1981000 SH  PUT  SOLE              1981000      0    0
BCE INC.                       COM              05534B760    42823  1230200 SH       SOLE              1230200      0    0
BCE INC.                       COM              05534B900    17405   500000 SH  CALL SOLE               500000      0    0
BCE INC.                       COM              05534B950    17405   500000 SH  PUT  SOLE               500000      0    0
CHIPOTLE MEXICAN GRILL INC     CL A             169656105    10534   127500 SH       SOLE               127500      0    0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204     3617    48000 SH       SOLE                48000      0    0
CHIPOTLE MEXICAN GRILL INC     COM              169656955    16524   200000 SH  PUT  SOLE               200000      0    0
CHOICEPOINT INC                COM              170388102    10821   224500 SH       SOLE               224500      0    0
CLEAR CHANNEL OUTDOOR HOLDINGS COM              18451C109      446    25000 SH       SOLE                25000      0    0
DRS TECHNOLOGIES INC           COM              23330X100    31488   400000 SH       SOLE               400000      0    0
ELECTRONIC DATA SYSTEMS CORP   COM              285661104   103488  4200000 SH       SOLE              4200000      0    0
HANSEN NATURAL CORP            COM              411310105      288    10000 SH       SOLE                10000      0    0
HILB ROGAL & HOBBS CO          COM              431294107    47967  1103700 SH       SOLE              1103700      0    0
HUNTSMAN CORPORATION           COM              447011107    21681  1901800 SH       SOLE              1901800      0    0
HUNTSMAN CORPORATION           COM              447011907     2280   200000 SH  CALL SOLE               200000      0    0
HUNTSMAN CORPORATION           COM              447011957    18892  1657200 SH  PUT  SOLE              1657200      0    0
LIMITED BRANDS INC             COM              532716107    12132   720000 SH       SOLE               720000      0    0
LIMITED BRANDS INC             COM              532716957    13901   825000 SH  PUT  SOLE               825000      0    0
MACROSHARES OIL UP TRADEABLE   COM              55610L109    18441   461150 SH       SOLE               461150      0    0
MSC.SOFTWARE CORP              COM              553531104     3182   289800 SH       SOLE               289800      0    0
NAVTEQ CORP                    COM              63936L100   220605  2865000 SH       SOLE              2865000      0    0
NAVTEQ CORP                    COM              63936L950     9625   125000 SH  PUT  SOLE               125000      0    0
NYMEX HOLDINGS INC             COM              62948N104    13939   165000 SH       SOLE               165000      0    0
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107    32471   747500 SH       SOLE               747500      0    0
PENN NATIONAL GAMING INC       COM              707569109    19451   605000 SH       SOLE               605000      0    0
PENN NATIONAL GAMING INC       COM              707569909    10770   335000 SH  CALL SOLE               335000      0    0
POST PROPERTIES INC            COM              737464107    10026   337000 SH       SOLE               337000      0    0
PRECISION CASTPARTS CORP       COM              740189105      482     5000 SH       SOLE                 5000      0    0
RIO TINTO PLC                  SPONSORED ADR    767204100    85388   172500 SH       SOLE               172500      0    0
SAFECO CORP                    COM              786429100     6044    90000 SH       SOLE                90000      0    0
SERVICE CORP INTERNATIONAL     COM              817565104     3451   350000 SH       SOLE               350000      0    0
SIRIUS SATELLITE RADIO INC     COM              82966U103      384   200000 SH       SOLE               200000      0    0
SIX FLAGS, INC.                PIERS            83001P505      243    25000 SH       SOLE                25000      0    0
SLM CORPORATION                COM              78442P106     7111   367500 SH       SOLE               367500      0    0
SLM CORPORATION                COM              78442P956     5999   310000 SH  PUT  SOLE               310000      0    0
SPDR TRUST SERIES 1            COM              78462F953    44793   350000 SH  PUT  SOLE               350000      0    0
STEWART ENTERPRISES INC        CL A             860370105    10080  1400000 SH       SOLE              1400000      0    0
STEWART ENTERPRISES INC        NOTE             860370AH8     2799  3000000 PRN      SOLE              3000000      0    0
STEWART ENTERPRISES INC        NOTE             860370AK1    10407 11000000 PRN      SOLE             11000000      0    0
WASHINGTON MUTUAL, INC.        CONV             939322814     8024    13500 SH  CONV SOLE                13500      0    0
WRIGLEY WM JR CO               COM              982526105    12686   163100 SH       SOLE               163100      0    0
XM SATELLITE RADIO HOLDINGS    CL A             983759101    18321  2336800 SH       SOLE              2336800      0    0
INC.
XM SATELLITE RADIO HOLDINGS    CL A             983759951     1568   200000 SH  PUT  SOLE               200000      0    0
INC.
YAHOO! INC                     COM              984332906    12396   600000 SH  CALL SOLE               600000      0    0
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